Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 31, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Salamanca Solutions
Related Party Transaction [Line Items]
Change in net loss		$ 49	$ (150)	$ (382)
Salamanca Solutions | Class C Units | Trilogy LLC | SHC and Three former Trilogy LLC Executives
Related Party Transaction [Line Items]
Stock repurchased	2,140
Percentage of Equity Interest in Subsidiary Transferred	80.00%
Trilogy LLC Founders
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		49	$ 23	$ 197
New Island Cellular LLC | Trilogy LLC
Related Party Transaction [Line Items]
Aggregate principal amount		$ 6,200